OMB APPROVAL
OMB Number: 3235-0570
Expires: August 31, 2011
Estimated average burden hours per response: 18.9

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06567
Invesco Van Kampen Municipal Opportunity Trust

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 4/30/10

Item 1. Report to Shareholders.

SEMIANNUAL REPORT

April 30, 2010

MUTUAL FUNDS Van Kampen Municipal Opportunity Trust (VMO)

Privacy Notice information on the back.

On June 1, 2010, Invesco completed its acquisition of Van Kampen Investments and Morgan Stanley’s retail asset management business. This Trust was included in that acquisition and as of that date, became Invesco Van Kampen Municipal Opportunity Trust. Please visit www.invesco.com/transition for more information or call Invesco’s Client Services team at 800-959-4246.

Invesco Distributors, Inc.

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen Municipal Opportunity Trust performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust’s financial statements and a list of trust investments as of April 30, 2010.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the trust will achieve its investment objective. Trusts are subject to market risk, which is the possibility that the market values of securities owned by the trust will decline and that the value of the trust shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this trust.

Income may subject certain individuals to the federal Alternative Minimum Tax (AMT).

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 4/30/10 (Unaudited)

Municipal Opportunity Trust
Symbol: VMO
Average Annual	Based on	Based on
Total Returns	NAV	Market Price

Since Inception (4/24/92)	6.45%	6.59%

10-year	5.91	7.93

5-year	2.16	5.68

1-year	25.22	25.61

6-month	6.87	8.32

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns, net asset value (NAV) and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost.

NAV per share is determined by dividing the value of the trust’s portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust’s dividend reinvestment plan, and sale of all shares at the end of the period. The trust’s advisor has waived or reimbursed fees and expenses from time to time. Absent such waivers/reimbursements the trust’s returns would have been lower. Periods of less than one year are not annualized.

The Barclays Capital Municipal Bond Index is generally representative of investment-grade, tax exempt bonds. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Trust Report
For the six-month period ended April 30, 2010

Market Conditions

Economic data released during the six-month reporting period indicated that the economy was expanding, although some investors continued to question whether the recession was really behind us. The housing market continued to lag and unemployment remained high, but hints of improvement began to appear late in the period when the April labor report showed that employment in the U.S. rose by its largest monthly increase in four years. The Federal Reserve maintained their accommodative monetary policy, leaving the federal funds target rate unchanged at near zero percent, but hiked the discount rate by 25 basis points to 0.75 percent in mid-February—perhaps an indication of monetary tightening ahead.

Municipal bond market performance slowed substantially during the reporting period from the historically large returns seen in previous months. The lower rated segment of the market continued to outperform as investor demand for lower quality, higher yielding bonds grew over the course of the period. For the six months ended April 30, 2010, the Barclays Capital High Yield Municipal Bond Index (the benchmark for the non-investment grade segment of the market) gained 6.70 percent while the Barclays Capital Municipal Bond Index (the benchmark for the investment grade segment) gained 3.68 percent. Overall, longer maturity issues outperformed those with shorter maturities. For the six months ended April 30, 2010, long bonds (those with maturities of 22 years or more) returned 5.09 percent while five-year bonds returned 3.22 percent, as measured by the respective Barclays Capital municipal bond indexes.

With regard to sectors, hospital bonds and tobacco bonds were among the top performers, outpacing the broad municipal market as rising demand for these lower quality issues helped boost returns. Revenue bonds outperformed general obligation bonds amid media reports of municipalities’ general financial weakness and ongoing weakness in tax collections.

Demand for municipal bonds overall remained steady, with approximately $24 billion flowing into municipal bond funds during the period. New issue supply remained relatively stable as well, totaling roughly $205 billion. However, 25 percent of that total issuance was in taxable Build America Bonds, thereby limiting the supply of traditional tax-exempt bonds. This has helped buoy tax-exempt bond prices and the relative value of municipal bonds overall versus other fixed income sectors.

Performance Analysis

The Trust’s return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the Trust’s portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On an NAV basis and a market price basis, the Trust outperformed the Barclays Capital Municipal Bond Index (the “Index”).

Total return for the six-month period ended April 30, 2010

Based on	Based on	Barclays Capital
NAV	Market Price	Municipal Bond Index

6.87%	8.32%	3.68%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

The primary contributors to the Trust’s performance for the reporting period included the following:

•	Exposure to BBB rated and non-rated bonds was additive to performance. Spreads on these issues tightened during the period, helping them to outperform higher quality issues.

•	Holdings in the health care, industrial development revenue/pollution control revenue (IDR/PCR), and tobacco sectors boosted returns as these sectors outperformed the broad municipal bond market for the period.

•	The portfolio’s exposure on the long end of the municipal yield curve was also advantageous as longer maturities issues outperformed shorter maturity issues.

Other positions, however, were less advantageous:

•	Exposure to pre-refunded bonds detracted from performance. Pre-refunded bonds are short-maturity securities and therefore underperformed for the period.

•	The portfolio’s holdings in lease-backed bonds also hindered performance as these issues underperformed essential service bonds.

The Trustees have approved a procedure whereby the Trust may, when appropriate, repurchase its shares in the open market or in privately negotiated transactions at a price not above market value or NAV, whichever is lower at the time of purchase. This may help support the market value of the Trust’s shares.

Market Outlook

Looking ahead, we expect municipal bonds may outperform other sectors of the fixed income market due to the prospect of higher income tax rates in the future as well as the reduction in supply of tax-exempt paper as municipalities continue to issue taxable Build America Bonds. There is some pressure, however, for municipal yields to rise, particularly on the front end of the yield curve, as the Federal Reserve continues to maintain their inflation-fighting status. We expect lower quality bonds will continue to outperform higher grade bonds as the economic recovery continues.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

Ratings Allocation as of 4/30/2010 (Unaudited)

AAA/Aaa	23.0%
AA/Aa	25.9
A/A	23.1
BBB/Baa	14.0
BB/Ba	1.4
Non-Rated	12.6

Top Five Sectors as of 4/30/2010 (Unaudited)

Hospital	19.4%
Airports	12.3
General Purpose	8.2
Wholesale Electric	7.2
Bridge, Tunnel & Toll Road	5.0

Summary of Investments by State/Country Classification as of 4/30/2010 (Unaudited)

Texas	14.1%
Illinois	10.0
California	8.8
New Jersey	7.3
Florida	7.2
New York	5.9
Washington	4.0
Ohio	3.9
Georgia	3.4
North Carolina	3.2
Arizona	3.1
South Carolina	2.9
District of Columbia	2.8
Colorado	1.7
Missouri	1.5
Wisconsin	1.5
Massachusetts	1.5
Kentucky	1.4
Indiana	1.3
Pennsylvania	1.3
Nevada	1.2
Puerto Rico	1.1
Connecticut	1.1
Louisiana	1.0
Alabama	1.0
Tennessee	1.0
Kansas	0.8
West Virginia	0.7
Maryland	0.7
Michigan	0.6
Iowa	0.6
Minnesota	0.5
Oklahoma	0.5
New Hampshire	0.4
Utah	0.4
Idaho	0.3
(continued on next page)

Summary of Investments by State/Country Classification as of 4/30/2010 (Unaudited)
(continued from previous page)

New Mexico	0.3
Virginia	0.3
Alaska	0.3
Hawaii	0.2
Wyoming	0.2

Total Investments	100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings allocation and summary of investments by state/country classification are as a percentage of total investments. Sectors are as a percentage of total long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor’s and Moody’s, respectively.

Portfolio Management

On June 1, 2010, Invesco completed its acquisition of Van Kampen Investments, and the Trust was part of that acquisition. Therefore, as of that date, the Trust’s investment adviser is Invesco Advisers, Inc. The following individuals associated with Invesco Advisers, Inc. are jointly and primarily responsible for the day-to-day management of the Trust’s portfolio:

•	Thomas Byron, Senior Portfolio Manager, has been responsible for the Trust since 2009. Prior to June 1, 2010, Mr. Byron was associated with Van Kampen Asset Management in an investment management capacity since 1981.

•	Robert J. Stryker, Senior Portfolio Manager, has been responsible for the Trust since 2009. Prior to June 1, 2010, Mr. Stryker was associated with Van Kampen Asset Management in an investment management capacity since 1994.

•	Robert W. Wimmel, Senior Portfolio Manager, has been responsible for the Trust since 2001. Prior to June 1, 2010, Mr. Wimmel was associated with Van Kampen Asset Management in an investment management capacity since 1996.

For More Information About Portfolio Holdings

Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the trust’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-1520.

You may obtain copies of a trust’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 341-2929.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Trust’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 341-2929 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Investment Advisory Agreement Approval

On June 1, 2010, Invesco Ltd., an independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley, including the investment adviser and certain other affiliated service providers to most of the Van Kampen funds (including the Fund) (the “Transaction”). As described in more detail below, in connection with the Transaction, the Fund’s Board of Trustees approved a new investment advisory agreement with Invesco Advisers, Inc. (“Invesco”), a subsidiary of Invesco Ltd., and a new master investment sub-advisory agreement with several of Invesco Ltd.’s wholly-owned affiliates (collectively, the “New Advisory Agreements”). Shareholders approved the New Advisory Agreements at a special meeting of shareholders held on April 16, 2010 to become effective upon closing of the Transaction. Thus, effective June 1, 2010, the Fund’s investment adviser, investment sub-advisers and certain other service providers are affiliates of Invesco Ltd. The Transaction did not result in any change to the Fund’s investment objective, principal investment strategies or the Fund’s portfolio management team.

Prior to the Transaction, the investment adviser for the Fund was Van Kampen Asset Management, a wholly owned subsidiary of Van Kampen Investments Inc. (“Van Kampen Investments”), which was an indirect wholly owned subsidiary of Morgan Stanley. As a result of the Transaction, the asset management business of Van Kampen Investments was combined with that of Invesco.

At several in-person and telephonic meetings held in August, September, October, November and December 2009, the Board discussed and ultimately approved the New Advisory Agreements. At these meetings, the Board considered information provided by Morgan Stanley, Van Kampen Investments and Invesco regarding, among other things: Invesco’s organization and personnel; business strategy; ownership structure; financial strength; affiliations (including other asset management affiliations); asset management practices and capabilities; legal and regulatory matters; and compliance matters. Emphasis during these meetings focused on Invesco being a global investment management leader with momentum in the U.S. retail market, and that the combination of Invesco and Morgan Stanley’s retail asset management business, including Van Kampen Investments, can bring additional value to the Fund’s shareholders. The parties discussed Invesco’s independence as a publicly traded entity, its strategic focus solely on the investment management business (including Invesco’s investment reputation, broad product line, service quality, industry relationships and objective of putting investors’ interests first) and its significant depth in resources, diversification, performance and experience. The parties discussed how the current Invesco and Van Kampen Investments businesses compare and complement each other and the synergies of the combined organization which management believes will benefit the Fund’s shareholders. The parties discussed aligning the Fund and other funds then advised by Van Kampen Asset Management together with other funds and products currently advised by Invesco and its affiliates towards using a single, common operating platform (which includes, among other things, common investment operating platforms, common global performance measurement and risk analysis, and common compliance policies and procedures). At these meetings the Board also discussed, in addition to the New Advisory Agreements, the expectation that Invesco and its affiliates would provide the Fund with administrative and client servicing services that were currently provided by Van Kampen Investments and its affiliates. The parties discussed these other services, and efforts to capitalize on synergy opportunities from combined scale for the benefit of shareholders, leveraging operating best practices across the organization and commitment to quality services. The members of the Board who are not “interested persons” of the Fund, as that term is defined in the Investment Company Act of 1940, as amended, conferred separately with their counsel and a consultant (each engaged specifically in connection with their review of the Transaction) about the Transaction on several occasions during the meetings conducted from August through December 2009.

In connection with the Board’s consideration of the New Advisory Agreements, the Trustees considered, among other things, the factors discussed above as well as the following:

Nature, Extent and Quality of the Services to be Provided. The Board considered the roles and responsibilities of the investment adviser (and its affiliates) as a whole and those specific to portfolio management, support and trading functions anticipated to be servicing the Fund. The Board noted that the current portfolio management team for the Fund is expected to remain the same under the New Advisory Agreements. The Trustees discussed with Invesco the resources available in managing the Fund. The Trustees also discussed certain other services that are to be provided by Invesco or its affiliates to the Fund including subadvisory services, certain global performance measurement and risk analysis, compliance, accounting, and administrative services. The Board has determined that the nature, extent and quality of the services to be provided by Invesco (and its affiliates) support its decision to approve the New Advisory Agreements.

Projected Fees and Expenses of the Fund. The Board considered that the advisory fee rate for the Fund would remain the same under the New Advisory Agreements as they are under the current advisory agreement. The Board had previously determined that such fees were acceptable under the current advisory agreement. The Board has determined that the projected fees and expenses of the Fund support its decision to approve the New Advisory Agreements.

Investment Adviser’s Expenses in Providing the Service and Profitability. At least annually, the Trustees expect to review Invesco’s expenses in providing services to the Fund and other funds advised by Invesco and the profitability of Invesco. In connection with the Fund, the Trustees discussed with Invesco its projected revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, and other costs. The Board has determined that the analysis of Invesco’s projected expenses and profitability support its decision to approve the New Advisory Agreements.

Economies of Scale. The Board noted that economies of scale were already reflected in the advisory fees. In future determinations of whether to approve the continuation of the advisory agreement, the Board will consider whether economies of scale exist and should be passed along to shareholders.

Other Benefits of the Relationship. The Board considered other benefits to Invesco and its affiliates derived from its relationship with the Fund and other funds advised by Invesco. These benefits include, among other things, fees for administrative services (which is reimbursement of Invesco’s cost or such reasonable compensation as may be approved by the Board), transfer agency services provided to other funds in the fund family, in certain cases research to be received by Invesco or its affiliates generated from commission dollars spent on funds’ portfolio trading, and in certain cases distribution or service related fees related to sales of other funds in the fund family. The Trustees reviewed with Invesco each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by Invesco or its affiliates support its decision to approve the New Advisory Agreements.

Van Kampen Municipal Opportunity Trust
Portfolio of Investments  ■  April 30, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 169.7% Alabama 1.6%
$1,000	Alabama Bldg Renovation Fin Auth Rev Rfdg (AMBAC Insd)	5.625%	09/01/24	$1,023,070
1,975	Bessemer, AL Governmental Util Svc Corp Wtr Supply Rev Rfdg, Ser A (AGL Insd) (a)	5.000	06/01/39	2,021,037
1,250	Healthcare Auth for Baptist Hlth AL, Ser A (b)	6.125	11/15/36	1,317,225
1,600	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Redstone Vlg Proj	5.500	01/01/43	1,214,752
5	Mobile, AL Indl Dev Brd Solid Waste Disp Rev Mobile Energy Svc Co Proj Rfdg (c)	6.950	01/01/20	0
1,825	Selma, AL Indl Dev Brd Rev Gulf Opportunity Zone Intl Paper Co Proj, Ser A	6.250	11/01/33	1,882,999

				7,459,083

	Alaska 0.4%
3,000	Northern Tob Sec Corp AK Tob Settlement Rev Asset Bkd, Ser A	5.000	06/01/46	2,016,690

	Arizona 5.2%
1,425	Arizona Cap Fac Fin Corp Student Hsg Rev AZ St Univ Proj	6.250	09/01/32	1,362,200
1,575	Arizona St Trans Brd Hwy Rev, Ser B (a)	5.000	07/01/25	1,738,579
2,365	Arizona St Trans Brd Hwy Rev, Ser B (a)	5.000	07/01/26	2,593,057
3,000	Goodyear, AZ McDowell Rd Coml Corridor Impt Dist Impt (AMBAC Insd)	5.250	01/01/32	3,003,120
2,050	Maricopa Cnty, AZ Indl Dev Auth Hlth Fac Rev Catholic Hlthcare West, Ser C (b)	5.000	07/01/38	2,228,760
1,125	Maricopa Cnty, AZ Pollutn Ctl Corp Pollutn Ctl Rev Rfdg AZ Pub Svc Co, Ser B (b)	5.500	05/01/29	1,171,193
1,500	Maricopa Cnty, AZ Stad Dist Rfdg (AMBAC Insd)	5.375	06/01/19	1,587,975
575	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser C (b)	5.500	06/01/34	619,252
675	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser E (b)	5.750	06/01/34	721,973
595	Phoenix, AZ Indl Dev Auth Ed Rev Career Success Sch Proj	7.000	01/01/39	604,942
570	Phoenix, AZ Indl Dev Auth Ed Rev Career Success Sch Proj	7.125	01/01/45	581,805
2,100	Pima Cnty, AZ Indl Dev Auth Global Wtr Resh LLC Proj (AMT)	6.550	12/01/37	2,065,371
1,930	Salt Riv Proj AZ Agric Impt & Pwr Dist Elec Sys Rev, Ser A (a)	5.000	01/01/28	2,089,978
3,440	University of AZ Med Ctr Corp	5.000	07/01/35	3,220,150

				23,588,355

	California 15.1%
2,630	Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Sub Pub Impt Proj, Ser C (AGM Insd)	*	09/01/20	1,574,923
2,400	Bay Area Govt Assn CA Rev Tax Alloc CA Redev Pool, Ser A (Syncora Gtd)	5.250	09/01/29	2,255,520

See Notes to Financial Statements

Van Kampen Municipal Opportunity Trust
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$4,000	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F-1 (a)	5.000%	04/01/39	$4,115,760
750	Beverly Hills, CA Uni Sch Dist Cap Apprec 2008 Election	*	08/01/28	299,122
1,000	California Hlth Fac Fin Auth Rev Catholic Hlthcare West, Ser A	6.000	07/01/34	1,079,620
4,200	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	4.950	08/01/23	3,913,098
2,800	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	5.050	02/01/29	2,591,764
2,900	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT) (a)	5.300	08/01/23	2,869,840
3,400	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT) (a)	5.450	08/01/28	3,300,278
2,000	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser B (AMT)	5.000	07/01/27	1,981,680
420	California St (AMBAC Insd)	5.125	10/01/27	420,092
725	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/24	799,225
900	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/25	989,343
900	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/26	982,089
525	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/27	569,441
900	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/28	970,983
1,800	California St Econ Recovery Rfdg, Ser A	5.250	07/01/21	2,018,898
2,000	California St Pub Wk Brd Lease Rev Dept Mental Hlth Coalinga, Ser A	5.000	06/01/25	1,974,900
1,150	California St Var Purp	5.750	04/01/31	1,237,975
5,000	California Statewide Cmnty Dev Auth Rev Hlth Fac Adventist Hlth, Ser A	5.000	03/01/30	4,901,050
1,250	California Statewide Cmnty Dev Auth Rev Kaiser Permanente, Ser A	5.000	04/01/19	1,352,512
410	Daly City, CA Hsg Dev Fin Agy Mobile Home Pk Rev Rfdg Third Tier Franciscan, Ser C	6.500	12/15/47	355,540
5,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg	*	01/15/25	1,812,350
775	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	4.500	06/01/27	712,388
4,160	Golden St Tob Sec Corp CA Tob Settlement, Ser A-1	5.750	06/01/47	3,206,653
145	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (d)	5.500	03/01/18	137,298
1,050	Palomar Pomerado Hlthcare Dist CA Ctf Partn	6.750	11/01/39	1,100,368

See Notes to Financial Statements

Van Kampen Municipal Opportunity Trust
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$1,460	Quechan Indian Tribe Ft Yuma Indian Reservation CA & Govt Proj	7.000%	12/01/27	$1,197,536
1,150	San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rfdg, Ser A-4 (AMT) (b)	6.500	05/01/19	1,230,845
2,400	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd, Ser A-1	5.375	06/01/38	1,986,720
1,600	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd, Ser A-1	5.500	06/01/45	1,188,544
6,000	Tobacco Sec Auth Southn CA Tob Settlement, Ser A-1	5.000	06/01/37	4,701,720
10,000	Tobacco Sec Auth Southn CA Tob Settlement, Ser A-1	5.125	06/01/46	6,954,400
1,600	Turlock, CA Hlth Fac Rev Ctf Partn Emanuel Med Ctr Inc	5.375	10/15/34	1,396,816
2,000	Vernon, CA Elec Sys Rev, Ser A	5.125	08/01/21	2,117,360

				68,296,651

	Colorado 3.0%
500	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.250	07/01/27	447,280
375	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.300	07/01/37	295,669
4,475	Colorado Hlth Fac Auth Rev Catholic Hlth, Ser C-5 (AGM Insd) (a)	5.000	09/01/36	4,510,263
3,700	Colorado Hlth Fac Auth Rev Evangelical Lutheran	5.000	06/01/35	3,388,608
1,000	Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth (Prerefunded @ 11/15/11)	6.500	11/15/31	1,098,100
645	Colorado Hsg Fin Auth Multi-Family Hsg Ins Mtg, Ser B-2 (FHA Gtd) (AMT)	5.800	10/01/28	645,413
5	Colorado Hsg Fin Auth Single Family Pgm Sr, Ser A-2 (AMT)	7.250	05/01/27	5,093
530	Highlands Ranch Metro Dist No 2 CO (AGM Insd) (e)	6.500	06/15/11	566,082
470	Highlands Ranch Metro Dist No 2 CO (AGM Insd)	6.500	06/15/11	501,448
925	Montezuma Cnty, CO Hosp Dist Hlth Fac Enterprise Hosp Rfdg (c)	5.900	10/01/37	788,738
1,500	Salida, CO Hosp Dist Rev	5.250	10/01/36	1,187,310

				13,434,004

	Connecticut 1.9%
6,500	Connecticut St Spl Oblig Pkg Rev Bradley Intl Arpt, Ser A (ACA Insd) (AMT)	6.600	07/01/24	6,184,490
1,350	Hamden, CT Fac Rev EFPRBS Whitney Ctr Proj, Ser B	6.125	01/01/14	1,339,619
1,000	Hartford, CT Pkg Sys Rev, Ser A (Prerefunded @ 7/01/10)	6.400	07/01/20	1,010,360

				8,534,469

	District of Columbia 4.8%
2,215	District Columbia Hosp Rev Sibley Mem Hosp	6.375	10/01/34	2,374,391
700	District Columbia Hosp Rev Sibley Mem Hosp	6.500	10/01/29	766,514
2,500	District Columbia Rev Gonzaga College (AGM Insd)	5.250	07/01/32	2,477,175

See Notes to Financial Statements

Van Kampen Municipal Opportunity Trust
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	District of Columbia (Continued)
$700	District Columbia Wtr & Swr Auth Pub Util Rev Rfdg Sub Lien, Ser A (AGL Insd) (a)	5.000%	10/01/29	$725,774
1,425	District Columbia Wtr & Swr Auth Pub Util Rev Rfdg Sub Lien, Ser A (AGL Insd) (a)	5.000	10/01/34	1,456,378
8,000	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien, Ser A (AGM Insd)	5.500	10/01/41	8,396,640
5,350	Metropolitan Washington DC Arpt Auth Sys, Ser A (NATL Insd) (AMT)	5.250	10/01/32	5,377,499

				21,574,371

	Florida 12.3%
1,000	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/36	840,490
500	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/42	408,960
335	Beacon Lakes, FL Cmnty Dev FL Spl Assmt, Ser A	6.000	05/01/38	294,482
250	Beacon Lakes, FL Cmnty Dev FL Spl Assmt Sub Ser B	6.200	05/01/38	211,670
1,230	Brevard Cnty, FL Hlth Fac Auth Residential Care Fac Rev Buena Vida Estates Inc	6.750	01/01/37	1,105,303
2,090	Citizens Ppty Ins Corp FL High Risk Sr Sec, Ser A-1	5.250	06/01/17	2,195,629
365	Escambia Cnty, FL Hlth Auth Rev FL Hlthcare Fac Ln VHA Pgm (AMBAC Insd)	5.950	07/01/20	372,501
2,540	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/26	2,708,097
2,580	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/27	2,736,013
2,805	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/28	2,960,649
2,500	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/32	2,597,525
780	Highlands, FL Cmnty Dev Dist Spl Assmt	5.550	05/01/36	399,196
900	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.375	10/01/33	908,757
2,000	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.500	10/01/38	2,030,880
700	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Hillsborough Cnty Ida Rfdg (AMBAC Insd) (b)	5.000	12/01/34	735,077
775	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Tampa Elec, Ser B (b)	5.150	09/01/25	839,023
665	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser A (Acquired 2/19/08, Cost $650,642) (f)	6.800	05/01/38	566,606
400	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser B (Acquired 2/19/08, Cost $400,383) (f)	6.900	05/01/17	376,548
2,100	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGL Insd) (AMT)	5.375	10/01/27	2,108,148
2,500	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGL Insd) (AMT)	5.375	10/01/32	2,508,025
545	Midtown Miami, FL Cmnty Dev FL Spl Assmt Rev, Ser A	6.000	05/01/24	525,522
2,375	North Broward, FL Hosp Dist Rev Impt (Prerefunded @ 1/15/11)	6.000	01/15/31	2,492,372

See Notes to Financial Statements

Van Kampen Municipal Opportunity Trust
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (Continued)
$1,525	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500%	07/01/32	$1,254,358
545	Overoaks, FL Cmnty Dev Dist Cap Impt Rev, Ser A (g)	6.125	05/01/35	257,714
1,000	Palm Beach Cnty, FL Hlth Fac Auth Rev Wtrford Proj	5.875	11/15/37	888,890
2,400	Palm Beach Cnty, FL Solid Waste Auth Rev Impt (BHAC Insd) (a)	5.500	10/01/23	2,725,968
5,500	Port St Lucie, FL Spl Assmt Rev Southwest Annexation Dist 1-B (NATL Insd)	5.000	07/01/40	4,911,885
2,900	Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd) (b)	5.350	03/15/42	3,115,296
485	Reunion East Cmnty Dev Dist FL Spl Assmt	5.800	05/01/36	275,291
750	Seminole Tribe FL Spl Oblig Rev, Ser A (d)	5.750	10/01/22	731,782
855	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	5.875	05/01/35	531,998
7,510	South Miami, FL Hlth Fac Auth Hosp Rev Baptist Hlth South FL Group (a)	5.000	08/15/32	7,559,641
1,690	South Vlg Cmnty Dev Dist FL Cap Impt Rev, Ser A	5.700	05/01/35	1,168,855
750	Sterling Hill Cmnty Dev Dist FL Cap Impt Rev, Ser A	6.200	05/01/35	695,407
2,100	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.650	05/01/40	1,682,436
475	World Commerce Cmnty Dev Dist FL Spl Assmt (g)	5.500	05/01/38	184,794

				55,905,788

	Georgia 5.7%
5,000	Atlanta, GA Arpt Passenger Fac Charge Rev Gen Sub Lien, Ser C (AGM Insd) (a)	5.000	01/01/33	5,055,900
1,000	Atlanta, GA Arpt Rev, Ser B (NATL Insd) (AMT)	5.625	01/01/30	1,008,050
965	Atlanta, GA Tax Alloc Beltline Proj, Ser B	6.750	01/01/20	983,885
190	Atlanta, GA Tax Alloc Beltline Proj, Ser B	7.375	01/01/31	192,333
1,150	Atlanta, GA Wtr & Waste Wtr Rev, Ser A	6.000	11/01/27	1,246,094
1,250	Atlanta, GA Wtr & Waste Wtr Rev, Ser A	6.000	11/01/28	1,348,537
1,150	Atlanta, GA Wtr & Waste Wtr Rev, Ser A	6.000	11/01/29	1,235,250
271	Fulton Cnty, GA Lease Rev (Acquired 12/23/94, Cost $271,405) (f)	7.250	06/15/10	273,537
7,000	Georgia Muni Elec Auth Pwr Rev, Ser A (NATL Insd)	6.500	01/01/20	8,299,970
3,770	Monroe Cnty, GA Dev Auth Pollutn Ctl Rev Oglethorpe Pwr Corp Scherer, Ser A	6.800	01/01/12	4,058,254
1,000	Oconee Cnty, GA Indl Dev Auth Rev Oiit Proj (Syncora Gtd)	5.250	07/01/25	1,037,980
1,200	Putnam Cnty, GA Dev Auth Pollutn Ctl Rev GA Pwr Co, Ser 1	5.100	06/01/23	1,228,308

				25,968,098

	Hawaii 0.4%
1,875	Hawaii St Arpt Sys Rev, Ser A	5.000	07/01/39	1,875,619

See Notes to Financial Statements

Van Kampen Municipal Opportunity Trust
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Idaho 0.6%
$750	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.500%	11/01/23	$845,970
1,000	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.750	11/01/37	1,105,430
800	Idaho Hlth Fac Auth Rev Vly Vista Care Corp Rfdg (c)	6.125	11/15/27	700,800

				2,652,200

	Illinois 16.6%
1,250	Bartlett, IL Tax Increment Rev Rfdg Sr Lien Quarry Redev Proj	5.600	01/01/23	1,055,962
1,365	Bolingbrook, IL Cap Apprec, Ser B (NATL Insd)	*	01/01/30	462,762
2,600	Chicago, IL Brd Ed Rfdg, Ser C (AGM Insd) (a)	5.000	12/01/27	2,704,806
4,000	Chicago, IL Brd Ed Rfdg, Ser C (AGM Insd)	5.000	12/01/27	4,161,200
3,150	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien Rfdg, Ser A (NATL Insd) (AMT)	5.375	01/01/32	3,119,918
10,900	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGL Insd) (a)	5.250	01/01/24	11,505,277
10,000	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGL Insd) (a)	5.250	01/01/25	10,508,800
3,855	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGL Insd) (a)	5.250	01/01/26	4,035,298
1,450	Chicago, IL, Ser A (AGL Insd) (a)	5.250	01/01/25	1,578,615
2,360	Cook Cnty, IL Cap Impt, Ser A (NATL Insd)	5.000	11/15/23	2,375,033
800	Granite City, Madison Cnty IL Disp Rev Waste Mgmt Inc Proj (AMT) (b)	3.500	05/01/27	800,304
1,100	Illinois Fin Auth Hosp Rev Rfdg Kish Hlth Sys Oblig Group	5.500	10/01/22	1,122,968
2,300	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750	05/15/26	1,838,574
1,000	Illinois Fin Auth Rev IL Fin Auth Roosevelt Univ	5.500	04/01/37	952,790
2,200	Illinois Fin Auth Rev Northwestn Mem Hosp, Ser A (a)	5.375	08/15/24	2,365,484
1,400	Illinois Fin Auth Rev Northwestn Mem Hosp, Ser A (a)	5.750	08/15/30	1,518,314
2,500	Illinois Fin Auth Rev Osf Hlthcare Sys, Ser A	5.750	11/15/37	2,509,025
1,150	Illinois Fin Auth Rev Riverside Hlth Sys	6.250	11/15/35	1,209,846
1,800	Illinois Fin Auth Rev Rush Univ Med Ctr Oblig Grp, Ser A	7.250	11/01/38	2,029,896
5,500	Illinois Fin Auth Rev Sherman Hlth Sys, Ser 2007-A	5.500	08/01/37	4,996,035
1,250	Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl Expn Proj, Ser A (NATL Insd)	5.375	12/15/18	1,266,500
6,000	Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl Expn, Ser A (NATL Insd)	5.250	06/15/42	6,082,380
5,000	Regional Tran Auth IL, Ser B (AMBAC Insd)	8.000	06/01/17	6,457,000
475	Will-Kankakee Regl Dev Auth IL Multi-Family Hsg Rev Sr Estates Supportive Living (AMT)	7.000	12/01/42	422,171

				75,078,958

See Notes to Financial Statements

Van Kampen Municipal Opportunity Trust
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Indiana 2.2%
$1,000	Allen Cnty, IN Juvenile Just Ctr First Mtg (AMBAC Insd)	5.500%	01/01/18	$1,071,460
650	Crown Point, IN Econ Dev Rev Temp Wittenberg Vlg Proj, Ser C-1	7.250	11/15/14	651,384
1,360	Indiana Fin Auth Hosp Rev Deaconess Hosp Oblig, Ser A	6.750	03/01/39	1,469,684
1,770	Indiana Hlth Fac Fin Auth Hosp Rev Columbus Regl Hosp Rfdg (AGM Insd)	7.000	08/15/15	2,008,932
2,500	Indiana St Dev Fin Auth Rev Exempt Fac Conv Rfdg (AMT)	5.950	08/01/30	2,518,800
1,525	Indiana St Fin Auth Environmental Fac Rev IN Pwr & LT Co Proj Rfdg, Ser A	4.900	01/01/16	1,638,735
500	Vigo Cnty, IN Hosp Auth Rev Un Hosp Inc (d)	5.750	09/01/42	431,625

				9,790,620

	Iowa 1.0%
1,890	Des Moines, IA Pub Pkg Sys Rev, Ser A (NATL Insd)	5.750	06/01/17	1,897,050
500	Jefferson Cnty, IA Hosp Rev Jefferson Cnty Hosp Proj, Ser C	5.950	08/01/37	414,475
1,500	Tobacco Settlement Auth IA Rev Asset Bkd, Ser C	5.500	06/01/42	1,107,885
1,350	Tobacco Settlement Auth IA Rev Asset Bkd, Ser C	5.625	06/01/46	1,009,908

				4,429,318

	Kansas 1.3%
2,400	Kansas St Dev Fin Auth Hosp Rev Adventist Hlth	5.750	11/15/38	2,574,744
1,600	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser A	5.000	05/15/24	1,431,344
1,600	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser A	5.000	05/15/36	1,245,824
675	Olathe, KS Sr Living Fac Rev Catholic Care Campus Inc, Ser A	6.000	11/15/38	599,630

				5,851,542

	Kentucky 2.3%
1,500	Kentucky Econ Dev Fin Auth Hosp Fac Rev Owensboro Med Hlth Sys, Ser A	6.500	03/01/45	1,554,885
1,400	Kentucky Econ Dev Fin Auth Louisville Arena Proj Rev Louisville Arena Sub, Ser A-1 (AGL Insd)	5.750	12/01/28	1,521,422
55	Kentucky Hsg Corp Hsg Rev, Ser F (FNMA Collateralized) (AMT)	5.450	01/01/32	55,249
1,510	Kentucky St Ppty & Bldg Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/24	1,663,144
1,710	Kentucky St Ppty & Bldg Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/25	1,879,683
4,000	Louisville & Jefferson Cnty, KY Metro Govt Hlth Sys Rev Norton Hlthcare Inc	5.250	10/01/36	3,954,720

				10,629,103

See Notes to Financial Statements

Van Kampen Municipal Opportunity Trust
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Louisiana 1.8%
$989	Lakeshore Vlgs Master Cmnty Dev Dist LA Spl Assmt	5.250%	07/01/17	$597,623
1,900	Louisiana St Ctzn Ppty Ins Corp Assmt Rev, Ser C-2 (AGL Insd)	6.750	06/01/26	2,182,549
3,000	Louisiana St Energy & Pwr Auth Pwr Proj Rev Rfdg (AGM Insd)	5.750	01/01/12	3,237,390
1,850	Rapides Fin Auth LA Rev Cleco Pwr Proj (AMT) (b)	5.250	11/01/37	1,956,079

				7,973,641

	Maryland 1.1%
775	Gaithersburg, MD Econ Dev Rev Asbury MD Oblig Group A	5.125	01/01/36	666,818
940	Maryland St Econ Dev Corp Econ Dev Rev Term Proj, Ser B	5.750	06/01/35	963,810
665	Maryland St Econ Dev Corp Econ Dev Rev Trans Fac Proj, Ser A	5.375	06/01/25	676,099
2,250	Maryland St Hlth & Higher Ed Fac Auth Rev Mercy Med Ctr, Ser A	5.500	07/01/42	2,170,957
750	Prince Georges Cnty, MD Spl Oblig Natl Harbor Proj	5.200	07/01/34	647,228

				5,124,912

	Massachusetts 2.5%
1,895	Massachusetts Bay Trans Auth Gen Trans Sys Rfdg, Ser A	5.500	03/01/12	1,974,855
2,125	Massachusetts Dev Fin Agy Sr Living Fac Rev, Ser B-2	6.250	06/01/14	2,127,699
400	Massachusetts St Dev Fin Agy Linden Ponds Inc Fac, Ser A	5.750	11/15/35	295,480
475	Massachusetts St Dev Fin Agy Linden Ponds Inc Fac, Ser A	5.750	11/15/42	341,003
3,000	Massachusetts St Dev Fin Agy Semass Sys, Ser A (NATL Insd)	5.625	01/01/16	3,082,320
1,650	Massachusetts St Hlth & Ed Fac Auth Rev Berklee College Music, Ser A	5.000	10/01/32	1,674,453
965	Massachusetts St Hlth & Ed Fac Auth Rev Partn Hlthcare Sys, Ser C (Prerefunded @ 7/01/11)	5.750	07/01/32	1,033,525
890	Massachusetts St Hlth & Ed Fac Auth Rev Saint Mem Med Ctr, Ser A	6.000	10/01/23	775,955

				11,305,290

	Michigan 1.1%
2,100	Detroit, MI Sew Disp Rev Sr Lien Rfdg, Ser C-1 (AGM Insd)	7.000	07/01/27	2,454,564
1,000	Detroit, MI Wtr Supply Sys Rfdg Second Lien, Ser C (AGM Insd)	5.000	07/01/26	1,012,640
800	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)	5.250	01/15/47	877,480
400	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)	5.500	01/15/47	446,080

				4,790,764

	Minnesota 0.8%
10	Chaska, MN Elec Rev, Ser A	6.100	10/01/30	10,061
425	Chisago, MN Hlthcare Fac Rev CDL Homes LLC Proj	6.000	08/01/42	412,003

See Notes to Financial Statements

Van Kampen Municipal Opportunity Trust
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (Continued)
$1,700	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.375%	11/15/23	$1,931,693
1,150	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.625	11/15/28	1,289,633
175	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.000	10/01/27	175,093

				3,818,483

	Missouri 2.6%
1,800	Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev Southeast MO Hosp Assoc (Prerefunded @ 6/01/12)	5.500	06/01/22	1,966,320
350	Cape Girardeau Cnty, MO Indl Southeast MO Hosp Dev Auth Hlthcare Fac Rev Assoc	5.500	06/01/22	350,595
1,500	Kirkwood, MO Indl Dev Auth Retirement Cmnty Rev Temp Aberdeen Hts, Ser C-1	7.500	11/15/16	1,505,745
770	Maryland Heights, MO Tax Increment Rev South Heights Redev Proj Rfdg, Ser A	5.500	09/01/18	732,370
1,375	Missouri St Hlth & Ed Fac Auth Rev Sr Living Fac Lutheran, Ser A	5.375	02/01/35	1,279,836
615	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/30	537,166
1,450	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/41	1,239,373
575	Saint Louis, MO Indl Dev Auth Tax Increment & Cmnty Impt Dist Loughborough Com Redev Rfdg	5.750	11/01/27	531,720
3,855	Springfield, MO Pub Bldg Corp Leasehold Rev Springfield Branson Arpt, Ser B (AMBAC Insd) (AMT)	4.550	07/01/29	3,703,113

				11,846,238

	Nevada 2.1%
6,000	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (AMBAC Insd) (AMT)	5.250	07/01/34	5,500,620
40	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (BHAC Insd) (AMT)	4.750	09/01/36	35,646
4,250	Reno, NV Hosp Rev Renown Regl Med Ctr Proj, Ser A	5.250	06/01/37	3,965,292

				9,501,558

	New Hampshire 0.7%
1,155	New Hampshire Hlth & Ed Fac Auth Rev Derryfield Sch (Prerefunded @ 7/01/10)	7.000	07/01/30	1,189,950
480	New Hampshire St Business Fin Auth Pollutn Ctl Rev Rfdg Utd Illum, Ser A (AMT) (b)	6.875	12/01/29	512,069
675	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Co Proj (AMT) (b)	7.125	07/01/27	714,150
850	New Hampshire St Business Fin Auth Wtr Fac Rev Pennichuck Wtrwks Inc (AMBAC Insd) (AMT)	6.300	05/01/22	850,986

				3,267,155

See Notes to Financial Statements

Van Kampen Municipal Opportunity Trust
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey 12.5%
$375	Burlington Cnty, NJ Brdg Commn Econ Dev Rev Evergreens Proj	5.625%	01/01/38	$324,506
30,000	New Jersey Econ Dev Auth St Contract Econ Recovery (NATL Insd)	5.900	03/15/21	35,167,500
8,000	New Jersey Econ Dev Auth Wtr Fac Rev NJ Amer Wtr Co Inc Proj, Ser A (FGIC Insd) (AMT)	6.875	11/01/34	8,005,760
2,400	New Jersey Hlthcare Fac Fin Auth Rev Holy Name Hosp	5.000	07/01/36	2,090,640
1,350	New Jersey Hlthcare Fac Fin Auth Rev Saint Peter’s Univ Hosp Oblig	5.750	07/01/37	1,346,193
13,800	Tobacco Settlement Fin Corp NJ, Ser 1-A	5.000	06/01/41	9,591,414

				56,526,013

	New Mexico 0.6%
1,250	New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Svc, Ser A (a)	6.375	08/01/32	1,391,750
1,125	University NM Univ Rev Sub Lien Rfdg, Ser A	5.250	06/01/21	1,210,680

				2,602,430

	New York 10.0%
1,270	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	6.250	07/15/40	1,308,036
530	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	6.375	07/15/43	545,190
2,000	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr Proj, Ser B	6.750	03/01/15	2,036,080
1,140	New York City Indl Dev Civic YMCA Gtr NY Proj	5.800	08/01/16	1,142,029
5,500	New York City, Ser I-1 (a)	5.000	02/01/26	5,870,755
1,800	New York City Transitional Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-3	5.250	01/15/39	1,914,930
2,525	New York St Dorm Auth Lease Rev Muni Hlth Fac Impt Pgm, Ser A (AGM Insd)	5.500	05/15/25	2,528,434
3,100	New York St Dorm Auth Rev City Univ Sys Cons, Ser A	5.625	07/01/16	3,490,166
2,600	New York St Dorm Auth Rev Cons City Univ Sys Second Gen, Ser A	5.750	07/01/13	2,769,494
590	New York St Dorm Auth Rev, Ser B	7.500	05/15/11	630,580
360	New York St Dorm Auth Rev, Ser B (Prerefunded @ 5/15/10)	7.500	05/15/11	361,109
1,500	New York St Dorm Auth Rev Upstate Cmnty Colleges, Ser B	5.250	07/01/20	1,608,765
1,700	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (a)	5.000	03/15/26	1,869,881
1,900	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (a)	5.000	03/15/27	2,077,821
1,000	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (a)	5.000	03/15/28	1,087,290

See Notes to Financial Statements

Van Kampen Municipal Opportunity Trust
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (Continued)
$15,000	Port Auth NY & NJ Cons 144th (a)	5.000%	10/01/35	$15,625,800
575	Seneca Nation Indians Cap Impt Auth NY Spl Oblig, Ser A (d)	5.000	12/01/23	479,493

				45,345,853

	North Carolina 5.4%
905	North Carolina Med Care Commn Retirement Fac Rev First Mtg Southminster Proj, Ser A	5.750	10/01/37	800,771
22,000	North Carolina Muni Pwr Agy No 1 Catawba Elec Rev Rfdg (NATL Insd)	6.000	01/01/12	23,720,620

				24,521,391

	Ohio 6.7%
2,540	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.750	06/01/34	1,998,497
1,400	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.875	06/01/30	1,185,506
400	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	5.750	05/15/27	342,336
2,450	Lorain Cnty, OH Hosp Rev Catholic Hlthcare Impt & Rfdg, Ser A	5.250	10/01/33	2,480,429
500	Lorain Cnty, OH Hosp Rev Catholic Hlthcare, Ser S	5.375	10/01/30	507,385
3,000	Lorain Cnty, OH Hosp Rev Fac Catholic Rfdg, Ser C-1 (AGM Insd) (a)	5.000	04/01/24	3,124,650
2,750	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser A (AGM Insd) (a)	5.000	02/01/24	2,864,235
2,775	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser B (AGM Insd) (a)	5.000	02/01/24	2,890,301
1,625	Montgomery Cnty, OH Rev Catholic Hlth, Ser C-1 (AGM Insd) (a)	5.000	10/01/41	1,629,225
1,475	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.000	11/15/28	1,559,355
925	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.250	11/15/39	974,506
2,600	Ohio St Air Quality Dev Auth Rev Pollutn Ctl First Energy Rfdg, Ser C (AGL Insd)	5.625	06/01/18	2,767,310
1,100	Ohio St Higher Ed Fac Commn Rev Summa Hlth Sys 2010 Proj (h)	5.750	11/15/35	1,089,000
1,900	Ohio St Higher Ed Fac Commn Rev Univ Hosp Hlth Sys 2009, Ser A	6.750	01/15/39	2,031,214
1,030	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Pgm, Ser D (GNMA Collateralized) (AMT) (a)	5.300	09/01/28	1,062,558
791	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Pgm, Ser D (GNMA Collateralized) (AMT) (a)	5.400	03/01/33	813,211
1,954	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Pgm, Ser F (GNMA Collateralized) (a)	5.500	09/01/39	2,038,432
950	Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev First Energy Rfdg, Ser A (b)	5.875	06/01/33	1,038,531

				30,396,681

See Notes to Financial Statements

Van Kampen Municipal Opportunity Trust
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oklahoma 0.8%
$1,375	Chickasaw Nation, OK Hlth Sys (d)	6.250%	12/01/32	$1,384,886
3,970	McAlester, OK Pub Wk Auth Util Cap Apprec (AGM Insd)	*	02/01/34	1,260,158
1,000	Tulsa Cnty, OK Indl Auth Sr Living Cmnty Rev Montereau Inc Proj, Ser A	7.125	11/01/30	1,001,980

				3,647,024

	Pennsylvania 2.0%
875	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Cont Care	6.250	02/01/35	652,776
3,000	Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev, Ser A (AMBAC Insd) (AMT)	5.375	01/01/21	3,006,030
5,415	Susquehanna Area Regl Arpt Auth PA, Ser A (AMBAC Insd) (AMT)	5.375	01/01/22	5,398,322

				9,057,128

	South Carolina 5.0%
2,500	Charleston Ed Excellence Fin Corp SC Rev Charleston Cnty Sch Dist (a)	5.250	12/01/25	2,626,850
7,500	Charleston Ed Excellence Fin Corp SC Rev Charleston Cnty Sch Dist (a)	5.250	12/01/26	7,850,175
1,840	South Carolina Jobs Econ Dev Auth Hosp Fac Rev Palmetto Hlth Alliance Rfdg, Ser A	6.250	08/01/31	1,885,890
5,000	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser A (AMBAC Insd)	5.200	11/01/27	5,209,650
3,750	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser B (AMBAC Insd) (AMT)	5.450	11/01/32	3,750,000
725	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/27	577,390
835	Tobacco Settlement Rev Mgmt Auth SC Tob Settlement Rev Rfdg	5.000	06/01/18	835,860

				22,735,815

	Tennessee 1.6%
1,750	Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI Phase I LLC Proj Rfdg, Ser A	5.125	10/01/35	1,561,927
2,000	Elizabethton, TN Hlth & Ed Fac Brd Rev Impt Hosp First Mtg Rfdg, Ser B (Prerefunded @ 7/01/12)	8.000	07/01/33	2,259,840
1,000	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A (NATL Insd) (Prerefunded @ 7/01/12)	7.500	07/01/25	1,119,970
2,400	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Methodist, Ser B (AGM Insd) (a)	5.250	09/01/27	2,508,432

				7,450,169

	Texas 23.9%
1,450	Alliance Arpt Auth Inc TX Spl Fac Rev FedEx Corp Proj Rfdg (AMT)	4.850	04/01/21	1,439,023
615	Dallas Cnty, TX Flood Ctl Dist Rfdg	6.750	04/01/16	654,680
1,150	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000	08/15/18	1,261,274

See Notes to Financial Statements

Van Kampen Municipal Opportunity Trust
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (Continued)
$1,350	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000%	08/15/19	$1,476,076
5,500	Dallas-Fort Worth, TX Intl Arpt Rev Jt Impt & Rfdg, Ser A (BHAC Insd) (AMT)	5.500	11/01/31	5,531,405
8,000	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser A (AGM Insd) (AMT)	5.500	11/01/21	8,294,640
650	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	5.750	11/01/18	652,015
1,225	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	6.000	11/01/23	1,229,202
4,000	Dallas-Fort Worth, TX Intl Arpt Rev, Ser A (NATL Insd) (AMT)	5.750	11/01/30	4,003,400
4,850	El Paso Cnty, TX Hosp Dist, Ser A (AGL Insd) (a)	5.000	08/15/37	5,005,782
1,000	Gulf Coast Waste Disp Auth TX Waste Mgmt, Ser D (AMT)	4.550	04/01/12	1,030,000
2,000	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Mem Hermann Hlthcare, Ser A (Prerefunded @ 6/01/11)	6.375	06/01/29	2,146,940
750	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Rfdg Mem Hermann Hlthcare Sys, Ser B	7.250	12/01/35	848,137
950	Harris Cnty, TX Indl Dev Corp Solid Waste Disp Rev Deer Pk Refng Proj	5.000	02/01/23	965,732
1,930	Harris Cnty, TX Sr Lien Toll Rd, Ser A (a)	5.000	08/15/32	2,017,410
2,000	Houston, TX Arpt Sys Rev Sub Lien (AGM Insd)	5.500	07/01/20	2,162,720
10,000	Houston, TX Arpt Sys Rev Sub Lien, Ser A (AGM Insd) (AMT)	5.125	07/01/32	9,966,400
3,000	Houston, TX Arpt Sys Rev Sub Lien, Ser A (AGM Insd) (AMT)	5.625	07/01/30	3,001,500
7,825	Houston, TX Util Sys Rev Comb First Lien Rfdg, Ser A (AGM Insd) (a)	5.000	11/15/36	8,151,459
3,030	Judson, TX Indpt Sch Dist Sch Bldg (AGL Insd) (a)	5.000	02/01/37	3,108,295
1,250	Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys East TX	5.500	02/15/37	1,160,812
1,000	Matagorda Cnty, TX Nav Dist No 1 Rev Coll Centerpoint Energy Proj Rfdg (b)	5.600	03/01/27	994,530
1,125	McLennan Cnty, TX Pub Fac Corp Proj Rev	6.625	06/01/35	1,230,998
3,000	Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj (Prerefunded @ 1/01/2011)	7.250	01/01/31	3,124,410
5,900	North Centre, TX Hlth Fac Dev Hosp Childrens Med Ctr Dallas (AMBAC Insd)	5.250	08/15/32	6,017,292
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	5.625	01/01/28	1,060,240
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000	01/01/26	1,084,170
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000	01/01/27	1,084,170
1,350	North TX Twy Auth Rev Sys First Tier Rfdg, Ser L-2 (b)	6.000	01/01/38	1,488,902
2,650	North TX Twy Auth Rev Toll Second Tier Rfdg, Ser F	5.750	01/01/33	2,801,050
1,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.625	11/15/27	920,950

See Notes to Financial Statements

Van Kampen Municipal Opportunity Trust
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (Continued)
$2,600	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.750%	11/15/37	$2,320,760
4,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckner Retirement Svc Inc Proj	5.250	11/15/37	3,826,120
400	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Home Proj	5.750	02/15/25	334,884
1,150	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Home, Ser B-2	6.500	02/15/14	1,153,289
3,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	6.250	07/01/28	3,323,250
3,000	Texas A&M Univ Rev Fin Sys, Ser A	5.000	05/15/29	3,243,420
1,430	Texas Private Activity Surface Trans Corp Sr Lien Nt Mobility	6.875	12/31/39	1,500,299
5,400	Texas St Trans Commn Mobility Fd (a)	5.000	04/01/28	5,822,172
2,750	Tyler, TX Hlth Fac Dev Corp Hosp Rev & Impt East TX Med Ctr Rfdg, Ser A	5.375	11/01/37	2,537,233

				107,975,041

	Utah 0.7%
2,380	Mountain Regl Wtr Spl Svc Dist Rfdg (NATL Insd)	5.000	12/15/33	2,328,211
730	Utah St Charter Sch Fin Auth Charter Sch Rev Summit Academy, Ser A	5.800	06/15/38	660,855

				2,989,066

	Virginia 0.5%
750	Peninsula Town Ctr Cmnty Dev Auth VA Spl Oblig	6.350	09/01/28	741,128
1,401	White Oak Vlg Shops VA Cmnty Dev Auth Spl Assmt Rev	5.300	03/01/17	1,398,506

				2,139,634

	Washington 6.8%
9,850	Bellevue, WA Convention Ctr Auth Spl Oblig Rev Comp Int Rfdg (NATL Insd)	*	02/01/25	5,072,060
7,500	Chelan Cnty, WA Pub Util Dist No 001 Cons Rev Chelan Hydro, Ser A (BHAC Insd) (AMT) (b)	5.600	01/01/36	7,566,375
5,000	Energy Northwest WA Elec Rev Columbia Generating Rfdg, Ser A (AGM Insd)	5.500	07/01/16	5,307,250
1,250	Kalispel Tribe Indians Priority Dist WA Rev	6.625	01/01/28	1,079,200
2,000	Port Seattle, WA Rev, Ser B (NATL Insd) (AMT)	5.625	02/01/24	2,018,200
3,000	Spokane, WA Pub Fac Dist Hotel Motel & Sales Use Tax (NATL Insd)	5.250	09/01/33	3,044,850
1,440	Washington St Hsg Fin Commn Nonprofit Rev Custodial Rcpt Wesley Homes, Ser 2007-A–2027 (Acquired 5/7/08, Cost $1,440,000) (f)	6.000	01/01/27	1,312,632
1,000	Washington St Hsg Fin Commn Nonprofit Rev Skyline at First Hill Proj, Ser A	5.625	01/01/27	757,130

See Notes to Financial Statements

Van Kampen Municipal Opportunity Trust
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Washington (Continued)
$5,125	Washington St Pub Pwr Supply Sys Nuclear Proj No 3 Rev Rfdg, Ser C (NATL Insd)	*	07/01/14	$4,718,844

				30,876,541

	West Virginia 1.2%
500	Ohio Cnty, WV Cnty Commn Tax Increment Rev Fort Henry Centre Fin Dist, Ser A	5.850%	06/01/34	452,815
855	Pleasants Cnty, WV Pollutn Ctl Cnty Comm Allegheny Rfdg, Ser F	5.250	10/15/37	833,146
1,000	West Virginia St Hosp Fin Auth Hosp Rev Rfdg & Impt Utd Hlth Sys, Ser C	5.500	06/01/34	1,002,070
955	West Virginia St Hosp Fin Auth Hosp Rev Rfdg & Impt Utd Hlth Sys, Ser C	5.500	06/01/39	961,733
1,000	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.000	10/01/20	993,680
1,025	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.250	10/01/23	1,022,171

				5,265,615

	Wisconsin 2.6%
1,500	Southeast WI Professional Baseball Pk Dist Sales Tax Rev Rfdg, Ser A (NATL Insd)	5.500	12/15/20	1,756,815
425	Superior, WI Util Rev Superior Wtr Lt & Pwr Proj Rfdg, Ser A (AMT)	5.375	11/01/21	432,476
385	Superior, WI Util Rev Superior Wtr Lt & Pwr Proj, Ser B (AMT)	5.750	11/01/37	387,325
2,400	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.300	09/01/23	2,501,928
3,000	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.500	09/01/28	3,107,730
950	Wisconsin St Gen Rev Appropriation Rev, Ser A	5.375	05/01/25	1,047,185
1,000	Wisconsin St Hlth & Ed Fac Auth Rev Aurora Hlth Care Inc, Ser B (b)	4.750	08/15/25	1,060,210
1,270	Wisconsin St Hlth & Ed Fac Auth Rev Prohlth Care Inc Oblig Grp	6.625	02/15/39	1,379,474

				11,673,143

	Wyoming 0.3%
1,100	Sweetwater Cnty, WY Pollutn Ctl Rev Rfdg ID Pwr Co Proj	5.250	07/15/26	1,167,254

	Puerto Rico 2.0%
1,900	Puerto Rico Elec Pwr Auth Pwr Rev, Ser XX	5.250	07/01/40	1,928,291
2,675	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (b)	5.000	08/01/39	2,793,449
1,900	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A	5.375	08/01/39	1,966,177

See Notes to Financial Statements

Van Kampen Municipal Opportunity Trust
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Puerto Rico (Continued)
$2,100	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A	5.500%	08/01/42	$2,193,282

				8,881,199

Total Long-Term Investments 169.7% (Cost $758,500,284)				767,962,907

Total Short-Term Investments 1.1% (Cost $4,700,000)				4,700,000

Total Investments 170.8% (Cost $763,200,284)				772,662,907

Liability for Floating Rate Note Obligations Related to Securities Held (24.1%) (Cost ($108,965,000))
(108,965)	Notes with interest rates ranging from 0.30% to 0.75% at April 30, 2010 and contractual maturities of collateral ranging from 2023 to 2041 (See Note 1(G) in the Notes to Financial Statements) (i)			(108,965,000)

Total Net Investments 146.7% (Cost $654,235,284)				663,697,907

Other Assets In Excess of Liabilities 2.2%				9,760,351

Preferred Shares (including accrued distributions) (48.9%)				(221,016,684)

Net Assets Applicable to Common Shares 100.0%				$452,441,574

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	Underlying security related to Inverse Floaters entered into by the Trust. See Note 1(G) in the Notes to Financial Statements for further information.

(b)	Variable Rate Coupon

(c)	Security has been deemed illiquid.

(d)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e)	Escrowed to Maturity

(f)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.6% of net assets.

(g)	Non-income producing security.

See Notes to Financial Statements

Van Kampen Municipal Opportunity Trust
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

(h)	Security purchased on a when-issued or delayed delivery basis.

(i)	Floating rate notes. The interest rates shown reflect the rates in effect at April 30, 2010.

ACA—American Capital Access
AGL—Assured Guaranty Ltd.
AGM—Assured Guaranty Municipal Corp.
AMBAC—AMBAC Indemnity Corp.
AMT—Alternative Minimum Tax
BHAC—Berkshire Hathaway Assurance Corp.
FGIC—Financial Guaranty Insurance Co.
FHA—Federal Housing Administration
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
NATL—National Public Finance Guarantee Corp.
Syncora Gtd—Syncora Guaranteed Limited

Fair Value Measurements

Various inputs are used in determining the value of the Trust’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) in the Notes to Financial Statements for further information regarding fair value measurements.)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Trust’s investments carried at value.

	Level 1	Level 2	Level 3
Significant
		Other Significant	Unobservable
Investments	Quoted Prices	Observable Inputs	Inputs	Total

Investments in an Asset Position
Municipal Bonds Issued by States of the United States and Political Subdivisions of the United States	$-0-	$772,662,907	$-0-	$772,662,907

See Notes to Financial Statements

Van Kampen Municipal Opportunity Trust
Financial Statements

Statement of Assets and Liabilities
April 30, 2010 (Unaudited)

Assets:
Total Investments (Cost $763,200,284)	$772,662,907
Cash	77,396
Receivables:
Interest	12,746,646
Investments Sold	140,000
Other	2,255

Total Assets	785,629,204

Liabilities:
Payables:
Floating Rate Note Obligations	108,965,000
Investments Purchased	1,889,000
Investment Advisory Fee	287,222
Other Affiliates	79,981
Fund Shares Repurchased	4,000
Trustees’ Deferred Compensation and Retirement Plans	843,934
Accrued Expenses	101,809

Total Liabilities	112,170,946
Preferred Shares (including accrued distributions)	221,016,684

Net Assets Applicable to Common Shares	$452,441,574

Net Asset Value Per Common Share ($452,441,574 divided by 33,731,240 shares outstanding)	$13.41

Net Assets Consist of:
Common Shares ($0.01 par value with an unlimited number of shares authorized, 33,731,240 shares issued and outstanding)	$337,312
Paid in Surplus	501,990,306
Accumulated Undistributed Net Investment Income	14,065,579
Net Unrealized Appreciation	9,462,623
Accumulated Net Realized Loss	(73,414,246)

Net Assets Applicable to Common Shares	$452,441,574

Preferred Shares ($0.01 par value, authorized 100,000,000 shares, 8,840 issued with liquidation preference of $25,000 per share)	$221,000,000

Net Assets Including Preferred Shares	$673,441,574

See Notes to Financial Statements

Van Kampen Municipal Opportunity Trust
Financial Statements  continued

Statement of Operations
For the Six Months Ended April 30, 2010 (Unaudited)

Investment Income:
Interest	$20,915,902

Expenses:
Investment Advisory Fee	2,132,023
Interest and Residual Trust Expense	438,127
Preferred Share Maintenance	200,101
Trustees’ Fees and Related Expenses	105,652
Professional Fees	87,800
Accounting and Administrative Expenses	85,140
Transfer Agent Fees	34,002
Reports to Shareholders	32,031
Custody	20,506
Registration Fees	14,128
Credit Line	7,698
Other	16,450

Total Expenses	3,173,658
Investment Advisory Fee Reduction	387,641

Net Expenses	2,786,017

Net Investment Income	$18,129,885

Realized and Unrealized Gain/Loss:
Net Realized Gain	$12,848

Unrealized Appreciation/Depreciation:
Beginning of the Period	(2,266,980)
End of the Period	9,462,623

Net Unrealized Appreciation During the Period	11,729,603

Net Realized and Unrealized Gain	$11,742,451

Distributions to Preferred Shareholders	$(202,723)

Net Increase in Net Assets Applicable to Common Shares from Operations	$29,669,613

See Notes to Financial Statements

Van Kampen Municipal Opportunity Trust
Financial Statements  continued

Statements of Changes in Net Assets  (Unaudited)

	For The	For The
	Six Months Ended	Year Ended
	April 30, 2010	October 31, 2009

From Investment Activities:
Operations:
Net Investment Income	$18,129,885	$38,545,491
Net Realized Gain/Loss	12,848	(28,879,319)
Net Unrealized Appreciation During the Period	11,729,603	106,472,582
Distributions to Preferred Shareholders:
Net Investment Income	(202,723)	(1,540,687)

Change in Net Assets Applicable to Common Shares from Operations	29,669,613	114,598,067
Distributions to Common Shareholders:
Net Investment Income	(17,224,314)	(29,673,283)

Net Change in Net Assets Applicable to Common Shares from Investment Activities	12,445,299	84,924,784

From Capital Transactions:
Value of Common Shares Issued Through Dividend Reinvestment	626,242	771,627

Total Increase in Net Assets Applicable to Common Shares	13,071,541	85,696,411

Net Assets Applicable to Common Shares:
Beginning of the Period	439,370,033	353,673,622

End of the Period (Including accumulated undistributed net investment income of $14,065,579 and $13,362,731, respectively)	$452,441,574	$439,370,033

See Notes to Financial Statements

Van Kampen Municipal Opportunity Trust
Financial Statements  continued

Statement of Cash Flows
For the Six Months Ended April 30, 2010 (Unaudited)

Change in Net Assets from Operations (including Preferred Share Distributions)	$29,669,613

Adjustments to Reconcile the Change in Net Assets from Operations to
Net Cash Provided by Operating Activities:
Purchases of Investments	(36,422,503)
Proceeds from Sales of Investments	66,966,195
Net Sales of Short-Term Investments	2,000,000
Amortization of Premium	653,070
Accretion of Discount	(571,975)
Net Realized Gain on Investments	(12,848)
Net Change in Unrealized Appreciation on Investments	(11,729,603)
Decrease in Interest Receivable	451,336
Decrease in Other Assets	11,331
Decrease in Investment Advisory Fee Payable	(15,761)
Decrease in Accrued Expenses	(67,196)
Increase in Other Affiliates Payable	1,334
Increase in Trustees’ Deferred Compensation and Retirement Plans	103,400

Total Adjustments	21,366,780

Net Cash Provided by Operating Activities	51,036,393

Cash Flows from Financing Activities:
Dividends Paid (net of reinvested dividends $626,242)	(16,602,662)
Proceeds from and Repayments of Floating Rate Note Obligations	(475,000)
Retirement of Preferred Shares	(34,000,000)

Net Cash Used for Financing Activities	(51,077,662)

Net Decrease in Cash	(41,269)
Cash at the Beginning of the Period	118,665

Cash at the End of the Period	$77,396

Supplemental Disclosures of Cash Flow Information
Cash Paid During the Period for Interest	$438,127

See Notes to Financial Statements

Van Kampen Municipal Opportunity Trust
Financial Highlights  (Unaudited)

The following schedule presents financial highlights for one common share of the Trust outstanding throughout the periods indicated.

	Six Months
	Ended
	April 30,	Year Ended October 31,
	2010	2009	2008	2007	2006	2005

Net Asset Value, Beginning of the Period	$13.04	$10.52	$15.46	$16.61	$16.52	$16.89

Net Investment Income	0.54 (a)	1.15 (a)	1.26 (a)	1.17 (a)	1.11 (a)	1.12
Net Realized and Unrealized Gain/Loss	0.35	2.30	(5.07)	(1.17)	0.49	(0.33)
Common Share Equivalent of Distributions Paid to Preferred Shareholders:
Net Investment Income	(0.01)	(0.05)	(0.30)	(0.37)	(0.31)	(0.22)
Net Realized Gain	-0-	-0-	-0-	-0-	(0.04)	-0-

Total from Investment Operations	0.88	3.40	(4.11)	(0.37)	1.25	0.57
Distributions Paid to Common Shareholders:
Net Investment Income	(0.51)	(0.88)	(0.83)	(0.78)	(0.81)	(0.94)
Net Realized Gain	-0-	-0-	-0-	-0-	(0.35)	-0-

Net Asset Value, End of the Period	$13.41	$13.04	$10.52	$15.46	$16.61	$16.52

Common Share Market Price at End of the Period	$13.79	$13.23	$10.10	$14.30	$14.70	$14.35

Total Return* (b)	8.32% **	41.33%	–24.86%	2.40%	10.76%	0.55%
Net Assets Applicable to Common Shares at End of the Period (In millions)	$452.4	$439.4	$353.7	$524.9	$567.5	$253.7
Ratio of Expenses to Average Net Assets Applicable to Common Shares* (c)	1.26%	1.54%	2.11%	2.03%	1.36%	1.18%
Ratio of Net Investment Income to Average Net Assets Applicable to Common Shares* (c)	8.22%	9.92%	8.92%	7.30%	6.86%	6.67%
Portfolio Turnover	5% **	14%	57%	23%	20%	32%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets Applicable to Common Shares (c)	1.44%	1.73%	2.28%	2.18%	N/A	N/A
Ratio of Net Investment Income to Average Net Assets Applicable to Common Shares (c)	8.04%	9.73%	8.75%	7.15%	N/A	N/A
Supplemental Ratios:
Ratio of Expenses (Excluding Interest and Residual Trust Expenses) to Average Net Assets Applicable to Common Shares (c)	1.06%	1.17%	1.03%	1.03%	1.25%	1.18%
Ratio of Net Investment Income to Average Net Assets Applicable to Common Shares (d)	8.13%	9.53%	6.78%	4.99%	4.92%	5.37%
Senior Securities:
Total Preferred Shares Outstanding	8,840	10,200	10,880	13,600	13,600	6,000
Asset Coverage Per Preferred Share (e)	$76,183	$68,078	$57,538	$63,629	$66,761	$67,307
Involuntary Liquidating Preference Per Preferred Share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Average Market Value Per Preferred Share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000

**	Non-Annualized
(a)	Based on average shares outstanding.
(b)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.
(c)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(d)	Ratios reflect the effect of dividend payments to preferred shareholders.
(e)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets and dividing this by the number of preferred shares outstanding.
N/A=Not Applicable

See Notes to Financial Statements

Van Kampen Municipal Opportunity Trust
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)

1. Significant Accounting Policies
Van Kampen Municipal Opportunity Trust (the “Trust”) is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust’s investment objective is to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust commenced investment operations on April 24, 1992.
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codificationtm (ASC) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with GAAP. The ASC supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The ASC did not change GAAP but rather organized it into a hierarchy where all guidance within the ASC carries an equal level of authority. The ASC became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Trust appropriately updated relevant GAAP references to reflect the new ASC.

A. Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

B. Fair Value Measurements FASB 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ACS 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.

Van Kampen Municipal Opportunity Trust
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

C. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2010, the Trust had $1,089,000 of when-issued or delayed delivery purchase commitments.

D. Investment Income Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

E. Federal Income Taxes It is the Trust’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Trust recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Trust files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended October 31, 2009, remains subject to examination by taxing authorities.
The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At October 31, 2009, the Trust had an accumulated capital loss carryforward for tax purposes of $73,954,469 which will expire according to the following schedule:

Amount	Expiration

$577,984	October 31, 2013
1,179,918	October 31, 2014
3,206,957	October 31, 2015
41,319,327	October 31, 2016
27,670,283	October 31, 2017

Van Kampen Municipal Opportunity Trust
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

Part of the capital loss carryforward above was acquired due to a merger with another regulated investment company and is subject to annual limitations.
At April 30, 2010, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes	$643,669,671

Gross tax unrealized appreciation	$39,193,454
Gross tax unrealized depreciation	(19,147,854)

Net tax unrealized appreciation on investments	$20,045,600

F. Distribution of Income and Gains The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income for tax purposes.
The tax character of distributions paid during the year ended October 31, 2009 was as follows:

Distributions paid from:
Ordinary income	$370,030
Tax-exempt income	31,267,312

$31,637,342

As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$26,698
Undistributed tax-exempt income	13,157,921

Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of gains or losses recognized on securities for tax purposes but not for book purposes and the deferral of losses relating to wash sale transactions.

G. Floating Rate Note Obligations Related to Securities Held The Trust enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interest in the dealer trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The Trust enters into shortfall agreements with the dealer trusts, which commit the Trust to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Trust, thereby collapsing the dealer trusts. The Trust accounts for the transfer of bonds to the

Van Kampen Municipal Opportunity Trust
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

dealer trusts as secured borrowings, with the securities transferred remaining in the Trust’s investments assets, and the related floating rate notes reflected as Trust liabilities under the caption “Floating Rate Note Obligations” on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption “Interest and Residual Trust Expenses” on the Trust’s Statement of Operations. The notes issued by the dealer trust have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At April 30, 2010, Trust investments with a value of $192,349,431 are held by the dealer trusts and serve as collateral for the $108,965,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at April 30, 2010 are presented on the Portfolio of Investments. The average floating rate notes outstanding and average annual interest and fee rate related to residual interests during the six months ended April 30, 2010 were $109,274,198 and 0.81%, respectively.

H. Reporting Subsequent Events Management has evaluated the impact of any subsequent events through the date the financial statements were effectively issued. Management has determined that other than events described in Note 9, there are no material events or transactions that would affect the Trust’s financial statements or require disclosure in the Trust’s financial statements through this date.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, Van Kampen Asset Management (the “Adviser”) will provide investment advice and facilities to the Trust for an annual fee payable monthly of 0.55% of the average daily net assets including current preferred shares and leverage of $108,981,918 entered into to retire previously issued preferred shares of the Trust. The Adviser has agreed to waive investment advisory fees equal to 0.10% of the average daily net assets including current preferred shares and leverage of $108,981,918 entered into to retire previously issued preferred shares of the Trust. For the six months ended April 30, 2010, the Adviser waived approximately $387,600 of its advisory fees. This waiver is voluntary and can be discounted at any time.
For the six months ended April 30, 2010, the Trust recognized expenses of approximately $22,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.
Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each trust. For the six months ended April 30, 2010, the Trust recognized expenses of approximately $74,900 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting and legal services to the Trust, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of “Professional Fees” on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.

Van Kampen Municipal Opportunity Trust
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.
The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500. Pursuant to the closing of the transaction as described in Note 9, the deferred compensation and retirement plans were terminated and amounts owed to the trustees were distributed on May 27, 2010.

3. Capital Transactions
For the six months ended April 30, 2010 and the year ended October 31, 2009, transactions in common shares were as follows:

	Six Months Ended	Year Ended
	April 30, 2010	October 31, 2009

Beginning Shares	33,684,098	33,620,065
Shares Issued Through Dividend Reinvestment	47,142	64,033

Ending Shares	33,731,240	33,684,098

4. Investment Transactions
During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $36,434,067 and $66,870,663, respectively.

5. Inverse Floating Rate Securities
The Trust may invest a portion of its assets in inverse floating rate municipal securities, which are variable debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. These investments are typically used by the Trust in seeking to enhance the yield of the portfolio or used as an alternative form of leverage in order to redeem a portion of the Trusts’ preferred shares. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Inverse floating rate investments have varying degrees of liquidity. Inverse floating rate securities in which the Trust may invest include derivative instruments such as residual interest bonds (“RIBs”) or tender option bonds (“TOBs”). Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds (which may be tendered by the Trust in certain instances) and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and inverse floating residual interests, which are purchased by the Trust. The short-term floating rate interests have first priority on the cash flow from the bonds held by the special purpose trust and the Trust is paid the residual cash flow from the bonds held by the special purpose trust.
The Trust generally invests in inverse floating rate investments that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The market value of a “leveraged” inverse floating rate investment generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment. The extent of increases and decreases in the value of inverse floating rate investments generally will

Van Kampen Municipal Opportunity Trust
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

be larger than changes in an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate investments.
In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

6. Preferred Shares
The Trust has outstanding 8,840 Auction Preferred Securities (APS). Series A and B contain 1,950 shares, Series C, D and E contain 1,300 shares, and Series F contains 1,040 shares. Dividends are cumulative and the dividend rate on each series is generally reset every 28 days through an auction process. Beginning on February 14, 2008 and continuing through April 30, 2010, all series of preferred shares of the Trust were not successfully remarketed. As a result, the dividend rates of these preferred shares were reset to the maximum applicable rate on APS. The average rate in effect on April 30, 2010 was 0.232%. During the six months ended April 30, 2010, the rates ranged from 0.110% to 0.287%.
Historically, the Trust paid annual fees equivalent to 0.25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auction. Effective March 16, 2009, the Trust decreased this amount to 0.15% due to auction failures. In the future, if auctions no longer fail, the Trust may return to an annual fee payment of 0.25% of the preferred share liquidation value. These fees are included as a component of “Preferred Share Maintenance” expense on the Statement of Operations.
The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.
The Trust entered into additional floating rate note obligations as an alternative form of leverage in order to redeem and retire a portion of its preferred shares. For the six months ended April 30, 2010, transactions in preferred shares were as follows:

	Series A		Series B		Series C
	Shares	Value	Shares	Value	Shares	Value

Outstanding at 10/31/09	2,250	$56,250,000	2,250	$56,250,000	1,500	$37,500,000
Shares Retired	(300)	(7,500,000)	(300)	(7,500,000)	(200)	(5,000,000)

Outstanding at 4/30/10	1,950	$48,750,000	1,950	$48,750,000	1,300	$32,500,000

	Series D		Series E		Series F
	Shares	Value	Shares	Value	Shares	Value

Outstanding at 10/31/09	1,500	$37,500,000	1,500	$37,500,000	1,200	$30,000,000
Shares Retired	(200)	(5,000,000)	(200)	(5,000,000)	(160)	(4,000,000)

Outstanding at 4/30/10	1,300	$32,500,000	1,300	$32,500,000	1,040	$26,000,000

Van Kampen Municipal Opportunity Trust
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

7. Line of Credit
Several Van Kampen municipal funds, including the Trust, entered into a $150,000,000 joint revolving bank credit facility. The purpose of the facility is to provide availability of funds for short-term liquidity purposes. The Trust had no borrowings under the facility during the six months ended April 30, 2010.

8. Indemnifications
The Trust enters into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Subsequent Event
On June 1, 2010, Invesco Ltd., a leading independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley, including the investment adviser and certain other affiliated service providers to most of the Van Kampen funds (including the Trust) (the “Transaction”). In contemplation of the Transaction, at a special meeting of shareholders held on April 16, 2010, shareholders of the Trust approved a new investment advisory agreement with Invesco Advisers, Inc., a subsidiary of Invesco Ltd., and a new master investment sub-advisory agreement with several of Invesco Ltd.’s wholly-owned affiliates. Thus, effective June 1, 2010, the Trust’s investment adviser, investment sub-advisers and certain other service providers are affiliates of Invesco Ltd. As of the same date, the Audit Committee of the Board of Trustees appointed, and the Board of Trustees ratified thereafter and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm of the Trust. In addition, effective June 1, 2010, the Trust has changed its name to “Invesco Van Kampen Municipal Opportunity Trust”. The Transaction does not result in any change to the Trust’s investment objective, principal investment strategies or the Trust’s portfolio management team.

10. Accounting Pronouncements
During June 2009, FASB issued ASC 860, Transfers and Servicing (ASC 860). The objective of ASC 860 is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets.
ASC 860 is effective as of the beginning of each reporting entity’s first annual reporting period that begins after November 15, 2009, for interim periods within that first annual reporting period and for interim and annual reporting periods thereafter. Earlier application is prohibited. The recognition and measurement provisions of ASC 860 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of ASC 860 should be applied to transfers that occurred both before and after the effective date of ASC 860. At this time, management is evaluating the implications of ASC 860 and the impact it will have on the financial statement amounts and disclosures, if any.
On January 21, 2010, the FASB issued an Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value

Van Kampen Municipal Opportunity Trust
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009. However, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment to ASC 820 and the impact it will have on financial statement disclosures.

Van Kampen Municipal Opportunity Trust
Board of Trustees, Officers and Important Addresses
Information below is as of June 15, 2010

Trustees
 David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Colin Meadows
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen, Chairman
Suzanne H. Woolsey

Officers
 Colin Meadows
President and Principal Executive Officer
John M. Zerr
Senior Vice President, Chief Legal Officer and Secretary
Lisa O. Brinkley
Vice President
Kevin M. Carome
Vice President
Karen Dunn Kelly
Vice President
Sheri Morris
Vice President, Principal Financial Officer and Treasurer
Lance A. Rejsek
Anti-Money Laundering Compliance Officer
Todd L. Spillane
Chief Compliance Officer
Transfer Agent
 Computershare Trust Company, N.A.
c/o Computershare Investor Services
P.O. Box 43078
Providence, RI 02940-3078

Independent Registered
Public Accounting Firm
 PricewaterhouseCoopers LLP
1201 Louisiana Street, Suite 2900
Houston, TX 77002-5678

Legal Counsel
 Skadden, Arps, Slate,
Meagher & Flom LLP
155 West Wacker Drive
Chicago, Illinois 60606

Investment Adviser
 Invesco Advisers, Inc.
1555 Peachtree Street, N.E.
Atlanta, GA 30309

Van Kampen Municipal Opportunity Trust
Results of Shareholder Votes

A Special Meeting of Shareholders of the Trust was held on April 16, 2010 and the results of the voting were as follows:

		Votes	Withheld/
Matter	Votes For	Against	Abstentions

(1) Approve a new advisory agreement between the Trust and Invesco Advisors, Inc.	16,594,618	724,832	1,003,429
(2) Approve a new sub-advisory agreement between Invesco Advisors, Inc. and each of Invesco TriMark Ltd.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.	16,481,764	824,182	1,016,935

Your Notes

Your Notes

Your Notes

Van Kampen Municipal Opportunity Trust
An Important Notice Concerning Our
Privacy Policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

www.vankampen.com

Copyright ©2010 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

VMOSAN 06/10
IU10-02521P-Y04/10

ITEM 2. CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
     Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
     Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
     Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
               INVESTMENT COMPANIES.
     Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
     Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND
               AFFILIATED PURCHASERS.
     Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
     None.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	As of June 25, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 25, 2010, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Municipal Opportunity Trust

By:	/s/ Colin Meadows Colin Meadows
Principal Executive Officer
Date: July 8, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows Colin Meadows
Principal Executive Officer

Date: July 8, 2010

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer
Date: July 8, 2010

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.